Dividends - Summary of Interim Financial Reporting (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.6600	£ 0.6100	£ 0.5800
Total dividend			£ 2,661	£ 2,492	£ 2,355
First interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1600	£ 0.1500	£ 0.1400
Total dividend			£ 650	£ 612	£ 567
Second interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1600	£ 0.1500	£ 0.1400
Total dividend			£ 646	£ 612	£ 568
Third interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1600	£ 0.1500	£ 0.1400
Total dividend			£ 643	£ 612	£ 568
Fourth interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1800	£ 0.1600	£ 0.1600
Total dividend			£ 722	£ 656	£ 652
Provision for dividend payable	£ 653	£ 649		£ 653	£ 649
Additional provision for dividend payable	£ 3	£ 3